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                [Vedder, Price, Kaufman & Kammholz Letterhead]

                                                                    June 3, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  Nuveen Investment Trust ("Registrant")
             File Nos. 333-03715 and 811-07619
             --------------------------------------

To The Commission:

        Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant we hereby certify: (1) the form of prospectus dated June 1, 1998 and Statement of Additional Information dated June 1, 1998 for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment to the Registrant's registration statement, and (2) the text of the most recent post-effective amendment to the Registrant's registration statement has been filed electronically.

                                                Very truly yours,

                                                /s/ Christine A. Scheel
                                                -----------------------
                                                    Christine A. Scheel

CAS:sp

cc:  Alan G. Berkshire
     Gifford R. Zimmerman
     Cathy G. O'Kelly